Assets held for sale - Summary of major classes of assets and liabilities of disposal group (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Property, plant and equipment	€ 26,294	€ 26,048
Right of use assets	35,249	35,789
Goodwill	537,585	677,326
Deferred tax assets	23,063	24,562
Other non-current assets	63,164	54,953
Current contract assets	53,541	39,714
Cash and cash equivalents	163,225	177,048	€ 230,419	€ 124,344
Other current assets	81,001	81,561
Assets held for sale	8,125
Current lease liabilities	10,041	9,863
Current accrued expenses	69,846	83,516
Current contract liabilities	199,900	185,681
Non-current Lease liabilities	29,154	28,841
Other non-current liabilities	43,578	31,802
Long-term payroll payable	15,336	€ 12,770
Liabilities directly associated with the assets held for sale	6,975
Infront Centro Produzione Srl [Member] | Disposal groups classified as held for sale [member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Property, plant and equipment	336
Right of use assets	4,985
Goodwill	270
Deferred tax assets	146
Other non-current assets	312
Trade and other receivables	1,617
Current contract assets	16
Income tax receivables	72
Cash and cash equivalents	273
Other current assets	98
Assets held for sale	8,125
Trade and other payables	1,251
Current lease liabilities	1,123
Current accrued expenses	431
Current contract liabilities	56
Non-current Lease liabilities	3,951
Other non-current liabilities	64
Long-term payroll payable	99
Liabilities directly associated with the assets held for sale	6,975
Net assets directly associated with disposal group	€ 1,150